Share-Based Compensation Expense - Summary of Share Option Activity - Elan (Detail) (Stock Compensation Plan [Member], Elan [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Compensation Plan [Member] | Elan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding beginning balance	824,000	627,000
Options, Granted	398,000	324,000
Options, Exercised	(127,000)	(60,000)
Options, Forfeited	(84,000)
Options, Expired	(6,000)	(67,000)
Options, Outstanding ending balance	1,005,000	824,000
Options, Outstanding, vested and exercisable ending balance	1,005,000
Weighted Average Exercise Price, Outstanding beginning balance	$ 10.21	$ 16.70
Weighted Average Exercise Price, Granted	$ 13.17	$ 6.82
Weighted Average Exercise Price, Exercised	$ 6.59	$ 7.41
Weighted Average Exercise Price, Forfeited	$ 12.66
Weighted Average Exercise Price, Expired	$ 14.07	$ 57.33
Weighted Average Exercise Price, Outstanding ending balance		$ 10.21
Weighted Average Exercise Price, Outstanding, vested and exercisable ending balance	$ 11.17
Weighted Average Remaining Contractual Life (Years), Outstanding, vested and exercisable ending balance	6 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding, vested and exercisable ending balance	$ 1,424